CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the forms of the statements of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to Custom Global Equity Allocation Fund, a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 236 to the Registrant’s Registration Statement (“Amendment No. 236”) and (b) that Amendment No. 236 was filed electronically.

Dated: July 28, 2026	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary